Regulatory Assets and Liabilities - Canada Electric Utilities (Narrative) (Details) - CAD ($)					12 Months Ended
	Jun. 27, 2024	Apr. 30, 2024	Apr. 17, 2024	Aug. 15, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 23, 2025	Nov. 29, 2024	Sep. 24, 2024
Public Utilities, General Disclosures [Line Items]
Contractual Obligation, to be Paid, Year One					$ 2,299,000,000
NSPI
Public Utilities, General Disclosures [Line Items]
Storm cost					10,000,000
NSPI | Fuel
Public Utilities, General Disclosures [Line Items]
Approved payment in period			$ 117,000,000
Holdback payable		$ 117,000,000
Amortization and financing costs		$ 117,000,000
Collection period of amortization and financing costs		10 years
NSPI | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Federal loan guarantee issued amount					$ 500,000,000				$ 500,000,000
Recovery period for federal loan guarantee related financing costs					28 years
Storm cost					$ 24,000,000
Costs recovery period					12 months
NSPI | Range, Minimum
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					8.75%	8.75%
NSPI | Range, Maximum
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					9.25%	9.25%
Regulated common equity component					40.00%
NSPI | 2026
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount					$ 62,000,000
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage					1.80%
NSPI | 2027
Public Utilities, General Disclosures [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount					$ 108,000,000
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage					2.40%
NSPI | UARB
Public Utilities, General Disclosures [Line Items]
Costs recovery period	10 years
Amount approved to defer operating costs incurred from storm restoration	$ 25,000,000
Amount reclassified from undepreciated costs to regulatory assets	$ 10,000,000
Emera Newfoundland and Labrador Holdings Inc.
Public Utilities, General Disclosures [Line Items]
Contractual Obligation, to be Paid, Year One								$ 197,000,000
Emera Newfoundland and Labrador Holdings Inc. | Debt and Financing Costs [Member]
Public Utilities, General Disclosures [Line Items]
Contractual Obligation, to be Paid, Year One								39,000,000
Emera Newfoundland and Labrador Holdings Inc. | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Equity ratio					30.00%
Holdback payable					$ 0
Contractual Obligation, to be Paid, Year One							$ 199,000,000	$ 158,000,000
Energy Delivery Commitments and Contracts, Term				35 years
Monthly holdback amount					$ 4,000,000
Emera Newfoundland and Labrador Holdings Inc. | Range, Minimum | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					8.75%
Emera Newfoundland and Labrador Holdings Inc. | Range, Maximum | NSP Maritime Link Inc.
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity					9.25%